Financial instruments risks (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of nature and extent of risks arising from financial instruments [abstract]
Summary of Credit Exposure and Allowances
The table below sets forth the changes during 2025 and 2024 in the credit risk exposure and the impairment allowances booked under IFRS 9 in the consolidated statement of financial position or reversal of estimated impairment of financial assets at amortized cost, financial assets at fair value through other comprehensive income, loan commitments and financial guarantees:
December 31, 2025

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2024	11,579,408,762	3,870,560,034	28,146,967	141,423,415	6,986,888	15,626,526,066
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(2,758,610,594)	2,836,320,787	–	–	–	77,710,193
Transfers from Stage 2 to Stage 1	4,238,413,828	(3,962,495,769)	(9,359,935)	–	–	266,558,124
Transfers from Stage 1 or 2 to Stage 3	(102,884,462)	(855,085,423)	(3,762,749)	955,669,359	4,882,739	(1,180,536)
Transfers from Stage 3 to Stage 1 or 2	19,488,000	17,748,071	548,143	(55,770,395)	(2,885,435)	(20,871,616)
Changes without transfers between Stages	(4,293,012,015)	762,032,259	(11,162,466)	(23,951,199)	38,468,844	(3,527,624,577)
New financial assets originated	31,837,011,032	1,172,712,406	80,963,977	117,085,868	10,282,923	33,218,056,206
Expirations and repayments	(16,045,167,322)	(2,165,927,296)	(55,966,400)	(107,116,358)	(3,602,624)	(18,377,780,000)
Write-offs	–	(674)	–	(245,713,713)	(1,992,408)	(247,706,795)
Foreign exchange	924,024,462	13,074,430	4,188,210	222,408	1,846,505	943,356,015
Inflation adjustment	(4,362,517,510)	(609,800,269)	(7,055,310)	(86,337,771)	(3,810,524)	(5,069,521,384)
Closing balance as of December 31, 2025	21,036,154,181	1,079,138,556	26,540,437	695,511,614	50,176,908	22,887,521,696
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2024

CREDIT RISK EXPOSURE - FINANCIAL ASSETS (1)	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2023	10,778,062,168	2,708,823,248	19,857,571	89,910,476	10,944,957	13,607,598,420
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(1,101,477,417)	1,058,790,637	7,781,374	–	–	(34,905,406)
Transfers from Stage 2 to Stage 1	793,958,079	(684,245,329)	(5,052,073)	–	–	104,660,677
Transfers from Stage 1 or 2 to Stage 3	(24,664,278)	(197,681,084)	(167,820)	230,324,793	160,066	7,971,677
Transfers from Stage 3 to Stage 1 or 2	2,488,502	10,366,063	(6,410)	(18,238,195)	(201,037)	(5,591,077)
Changes without transfers between Stages	3,024,741,216	2,201,649,889	18,529,711	(1,090,238)	3,860,925	5,247,691,503
New financial assets originated	30,152,020,796	4,010,959,997	17,036,862	28,668,588	311,706	34,208,997,949
Expirations and repayments	(24,799,054,276)	(3,070,556,745)	(19,042,552)	(39,566,627)	(686,828)	(27,928,907,028)
Write-offs	–	–	–	(82,837,254)	(2,405,085)	(85,242,339)
Foreign exchange	214,985,729	3,933,584	2,764,415	19,827	1,261,110	222,964,665
Inflation adjustment	(7,461,651,757)	(2,171,480,226)	(13,554,111)	(65,767,955)	(6,258,926)	(9,718,712,975)
Closing balance as of December 31, 2024	11,579,408,762	3,870,560,034	28,146,967	141,423,415	6,986,888	15,626,526,066
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2025

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2024	4,355,374,326	209,117,015	1,018,390	1,246,564	2,598	4,566,758,893
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(965,124,143)	770,193,286	–	–	–	(194,930,857)
Transfers from Stage 2 to Stage 1	863,945,939	(626,077,379)	(9,391)	–	–	237,859,169
Transfers from Stage 1 or 2 to Stage 3	(4,319,863)	(1,718,072)	(1,540)	3,670,549	3,868	(2,365,058)
Transfers from Stage 3 to Stage 1 or 2	1,879,909	766,402	6,538	(2,561,212)	(53,247)	38,390
Changes without transfers between Stages	2,102,490,277	89,818,194	(324,702)	(85,646)	83,812	2,191,981,935
New loan commitments and financial guarantees originated	1,473,675,501	66,524,520	79,870	703,787	51,879	1,541,035,557
Expirations and repayments	(1,162,097,927)	(91,466,400)	(352,650)	(939,662)	(12,117)	(1,254,868,756)
Write-offs	–	–	–	(1,754)	–	(1,754)
Foreign exchange	78,978,125	3,418,196	27,962	1,099	–	82,425,382
Inflation adjustment	(1,391,111,799)	(80,585,126)	(85,491)	(326,978)	(11,584)	(1,472,120,978)
Closing balance as of December 31, 2025	5,353,690,345	339,990,636	358,986	1,706,747	65,209	5,695,811,923
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
CREDIT RISK EXPOSURE - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Credit risk exposure	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure (collectively assessed)	Credit risk exposure (individually assessed)	Credit risk exposure
Opening balance as of December 31, 2023	1,676,994,807	175,380,968	515,779	593,399	991	1,853,485,944
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(309,078,675)	274,498,921	94,330	–	–	(34,485,424)
Transfers from Stage 2 to Stage 1	371,755,704	(253,311,398)	(331,904)	–	–	118,112,402
Transfers from Stage 1 or 2 to Stage 3	(2,704,615)	(894,739)	(374)	2,322,557	274	(1,276,897)
Transfers from Stage 3 to Stage 1 or 2	1,316,503	446,527	374	(1,335,447)	(1,765)	426,192
Changes without transfers between Stages	3,244,307,358	140,751,235	(1,741,807)	392,856	9,022	3,383,718,664
New loan commitments and financial guarantees originated	1,431,076,377	69,176,169	3,804,499	292,692	–	1,504,349,737
Expirations and repayments	(648,648,455)	(74,519,542)	(649,847)	(557,231)	(91)	(724,375,166)
Write-offs	–	–	–	(2,397)	–	(2,397)
Foreign exchange	53,516,511	2,490,210	537,374	–	–	56,544,095
Inflation adjustment	(1,463,161,189)	(124,901,336)	(1,210,034)	(459,865)	(5,833)	(1,589,738,257)
Closing balance as of December 31, 2024	4,355,374,326	209,117,015	1,018,390	1,246,564	2,598	4,566,758,893
(1)Refer to the 'Additional information on the credit quality of assets' section within this Note for the credit risk exposure of financial assets, loan commitments and financial guarantees, detailing both the stage allocation by asset classification and the credit quality analysis with risk allocation.
December 31, 2025

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - FINANCIAL ASSETS (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2024	72,847,311	156,317,476	1,326,580	103,870,294	5,137,830	339,499,491
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(68,970,769)	195,679,437	–	–	–	126,708,668
Transfers from Stage 2 to Stage 1	122,490,304	(183,497,949)	(415,129)	–	–	(61,422,774)
Transfers from Stage 1 or 2 to Stage 3	(6,111,406)	(154,498,921)	(673,903)	533,185,907	2,602,513	374,504,190
Transfers from Stage 3 to Stage 1 or 2	1,677,238	1,505,608	416,938	(32,367,012)	(1,880,570)	(30,647,798)
Changes without transfers between Stages	(211,723,431)	80,477,369	1,169,955	137,334,279	30,961,915	38,220,087
New financial assets originated	345,829,697	35,168,834	5,795,413	69,888,166	7,655,314	464,337,424
Expirations and repayments	(145,657,452)	(42,211,716)	(2,819,502)	(66,579,468)	(3,096,410)	(260,364,548)
Write-offs	–	(2,580)	–	(223,285,002)	(1,947,198)	(225,234,780)
Foreign exchange	4,896,800	324,959	123,718	37,945	1,211,219	6,594,641
Inflation adjustment	(28,375,930)	(31,380,022)	(344,539)	(61,279,218)	(3,013,572)	(124,393,281)
Closing balance as of December 31, 2025 (2)	86,902,362	57,882,495	4,579,531	460,805,891	37,631,041	647,801,320
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
(2)Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 27,186,328.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - FINANCIAL ASSETS (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2023	53,078,358	151,993,723	303,706	64,872,860	7,867,011	278,115,658
Transfers of financial assets:
Transfers from Stage 1 to Stage 2	(21,211,190)	62,588,038	457,564	–	–	41,834,412
Transfers from Stage 2 to Stage 1	6,907,467	(23,306,869)	(59,721)	–	–	(16,459,123)
Transfers from Stage 1 or 2 to Stage 3	(1,659,992)	(34,663,022)	(5,403)	134,874,041	3,721	98,549,345
Transfers from Stage 3 to Stage 1 or 2	143,540	748,122	–	(12,476,831)	(131,691)	(11,716,860)
Changes without transfers between Stages	11,641,797	(33,184,383)	859,923	40,036,441	3,843,904	23,197,682
New financial assets originated	127,720,473	228,043,258	168,872	15,916,527	311,695	372,160,825
Expirations and repayments	(73,202,290)	(65,956,393)	(217,135)	(25,774,886)	(616,533)	(165,767,237)
Write-offs	–	(8)	–	(66,308,572)	(2,348,940)	(68,657,520)
Foreign exchange	2,074,984	166,874	52,464	7,042	873,025	3,174,389
Inflation adjustment	(32,645,836)	(130,111,864)	(233,690)	(47,276,328)	(4,664,362)	(214,932,080)
Closing balance as of December 31, 2024 (2)	72,847,311	156,317,476	1,326,580	103,870,294	5,137,830	339,499,491
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
(2)Impairment of financial assets detailed in the table above includes allowances on financial assets at FVOCI for 117,837,305.
December 31, 2025

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2024	23,063,597	6,043,921	14,837	837,702	6,398	29,966,455
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(9,589,325)	17,366,598	–	–	–	7,777,273
Transfers from Stage 2 to Stage 1	6,443,367	(13,393,000)	(4,193)	–	–	(6,953,826)
Transfers from Stage 1 or 2 to Stage 3	(89,506)	(131,415)	(24,892)	1,981,330	24,733	1,760,250
Transfers from Stage 3 to Stage 1 or 2	205,808	61,086	9,597	(1,594,327)	(109,715)	(1,427,551)
Changes without transfers between Stages	(8,200,590)	(2,384,238)	17,497	147,911	115,559	(10,303,861)
New loan commitments and financial guarantees originated	14,308,826	1,091,790	1,104	407,771	48,182	15,857,673
Expirations and repayments	(5,545,226)	(1,150,125)	(2,847)	(575,142)	(7,603)	(7,280,943)
Write-offs	–	–	–	(1,224)	–	(1,224)
Foreign exchange	333,104	13,775	148	–	–	347,027
Inflation adjustment	(5,929,875)	(1,754,886)	(2,601)	(194,732)	(15,609)	(7,897,703)
Closing balance as of December 31, 2025	15,000,180	5,763,506	8,650	1,009,289	61,945	21,843,570
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
December 31, 2024

	Performing			Non performing
	Stage 1	Stage 2		Stage 3		Total
ALLOWANCES - LOAN COMMITMENTS AND FINANCIAL GUARANTEES (1)	Loss allowances	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances (collectively assessed)	Loss allowances (individually assessed)	Loss allowances
Opening balance as of December 31, 2023	13,440,687	3,286,187	8,356	372,653	725	17,108,608
Transfers of loan commitments and financial guarantees:
Transfers from Stage 1 to Stage 2	(3,203,090)	7,973,200	6,076	–	–	4,776,186
Transfers from Stage 2 to Stage 1	2,547,506	(5,681,358)	(5,872)	–	–	(3,139,724)
Transfers from Stage 1 or 2 to Stage 3	(59,660)	(87,820)	(14)	1,320,133	107	1,172,746
Transfers from Stage 3 to Stage 1 or 2	51,341	21,220	8	(804,251)	(29,918)	(761,600)
Changes without transfers between Stages	1,906,114	3,407,398	(45,451)	359,929	41,998	5,669,988
New loan commitments and financial guarantees originated	23,952,714	948,246	78,195	190,037	–	25,169,192
Expirations and repayments	(6,023,488)	(1,435,318)	(13,864)	(319,791)	(67)	(7,792,528)
Write-offs	–	–	–	(1,759)	–	(1,759)
Foreign exchange	515,858	19,911	9,819	–	–	545,588
Inflation adjustment	(10,064,385)	(2,407,745)	(22,416)	(279,249)	(6,447)	(12,780,242)
Closing balance as of December 31, 2024	23,063,597	6,043,921	14,837	837,702	6,398	29,966,455
(1)Refer to the 'Reconciliation of expected credit loss allowances' section within this Note for the detailed movements in the expected credit loss allowances, detailing the reconciliation from the opening to the closing balance by class of financial instrument.
The table below presents a reconciliation of the changes during 2025 and 2024 in the ECL allowances recognized under IFRS 9. In accordance with IFRS 7 disclosure requirements, this reconciliation is presented by class of financial instrument, showing movements from the opening balance to the closing balance and separately disclosing 12-month and lifetime expected credit losses:

Accounts	December 31, 2024	Stage 1	Stage 2	Stage 3	Inflation adjustment	December 31, 2025

Cash and cash equivalents	628,822	(468,285)	–	–	(118,181)	42,356

Other financial assets	2,376,388	(482,864)	–	1,454,780	(626,419)	2,721,885

Loans and advances	208,954,335	10,184,936	45,159,307	452,312,392	(99,460,414)	617,150,556
Loans and advances to financial institutions	2,587,212	627,520	1,435,036	203,902	(3,493,512)	1,360,158
Loans and advances to customers	206,367,123	9,557,416	43,724,271	452,108,490	(95,966,902)	615,790,398
Overdrafts	8,772,891	88,376	(270,437)	12,139,573	(3,478,827)	17,251,576
Notes	16,924,454	(5,879,716)	1,824,239	23,904,338	(4,943,089)	31,830,226
Real estate mortgage	11,820,813	1,196,675	3,400,265	3,205,395	(3,700,977)	15,922,171
Pledge loans	2,751,556	630,920	722,035	13,727,000	(2,335,659)	15,495,852
Consumer loans	60,587,236	8,279,855	18,572,402	193,500,046	(35,623,940)	245,315,599
Credit cards	89,962,779	2,423,331	12,526,574	156,058,551	(39,120,093)	221,851,142
Receivables from financial leases	816,753	237,930	166,254	1,494,505	(267,559)	2,447,883
Others	14,730,641	2,580,045	6,782,939	48,079,082	(6,496,758)	65,675,949

Debt securities	127,539,946	33,197,194	(108,616,776)	(45,574)	(24,188,267)	27,886,523

Financial guarantees and loan commitments issued	29,966,455	(2,133,542)	1,470,885	437,475	(7,897,703)	21,843,570

TOTAL	369,465,946	40,297,439	(61,986,584)	454,159,073	(132,290,984)	669,644,890

Accounts	December 31, 2023	Stage 1	Stage 2	Stage 3	Inflation adjustment	December 31, 2024

Cash and cash equivalents	774,890	460,494	–	–	(606,562)	628,822

Other financial assets	4,064,744	(58,934)	–	681,030	(2,310,452)	2,376,388

Loans and advances	130,115,855	58,956,296	23,745,247	87,527,913	(91,390,976)	208,954,335
Loans and advances to financial institutions	2,809,170	4,488,964	225,835	(32,482)	(4,904,275)	2,587,212
Loans and advances to customers	127,306,685	54,467,332	23,519,412	87,560,395	(86,486,701)	206,367,123
Overdrafts	9,839,734	3,535,549	(490,532)	3,003,089	(7,114,949)	8,772,891
Notes	11,013,543	12,735,967	394,440	130,580	(7,350,076)	16,924,454
Real estate mortgage	9,474,944	392,250	2,819,067	6,471,593	(7,337,041)	11,820,813
Pledge loans	1,901,960	470,147	391,159	1,135,423	(1,147,133)	2,751,556
Consumer loans	27,674,520	12,877,764	7,317,221	32,604,799	(19,887,068)	60,587,236
Credit cards	54,730,775	24,553,463	11,888,835	38,538,584	(39,748,878)	89,962,779
Receivables from financial leases	1,361,817	180,187	46,081	94,655	(865,987)	816,753
Others	11,309,392	(277,995)	1,153,141	5,581,672	(3,035,569)	14,730,641

Debt securities	143,160,169	(6,943,067)	111,946,934	–	(120,624,090)	127,539,946

Financial guarantees and loan commitments issued	17,108,608	19,687,295	5,194,376	756,418	(12,780,242)	29,966,455

TOTAL	295,224,266	72,102,084	140,886,557	88,965,361	(227,712,322)	369,465,946

Summary of Credit Risk Exposure of Loans and Advances
The Group’s credit risk exposure of financial assets, loan commitments and financial guarantees under IFRS 9 with stage allocation by asset classification as of December 31, 2025 and 2024 is provided below:

Credit risk exposure	December 31, 2025	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	3,423,939,785	3,423,939,785	–	–
Financial assets at amortized cost	16,379,342,264	14,527,974,749	1,105,678,993	745,688,522
Debt securities	583,978,156	583,978,156	–	–
Wholesale	10,099,369,799	9,510,834,035	433,855,591	154,680,173
- Business	3,819,807,251	3,594,108,500	174,391,926	51,306,825
- Corporate and Investment Banking	3,247,543,529	3,177,238,378	70,301,493	3,658
- Institutional and international	554,859,517	554,792,216	247	67,054
- MSMEs	1,776,584,054	1,484,119,493	189,161,925	103,302,636
- Others	700,575,448	700,575,448	–	–
Retail	5,695,994,309	4,433,162,558	671,823,402	591,008,349
- Advances	6,863,794	1,244,185	787,460	4,832,149
- Credit cards	3,012,525,743	2,425,608,477	299,797,752	287,119,514
- Personal loans	1,224,546,071	691,032,737	274,040,192	259,473,142
- Pledge loans	694,074,452	618,807,281	46,984,566	28,282,605
- Mortgages	723,587,572	664,377,468	49,219,829	9,990,275
- Receivables from financial leases	4,970,230	2,759,478	900,088	1,310,664
- Others	29,426,447	29,332,932	93,515	–
Financial assets at fair value through other comprehensive income	3,084,239,647	3,084,239,647	–	–
Debt securities	3,084,239,647	3,084,239,647	–	–
Total financial assets risk	22,887,521,696	21,036,154,181	1,105,678,993	745,688,522

Loan commitments and financial guarantees
Wholesale	1,683,682,032	1,520,945,514	162,073,845	662,673
- Business	621,837,343	572,702,520	48,945,048	189,775
- Corporate and Investment Banking	206,378,096	171,747,222	34,630,867	7
- Institutional and international	55,799,607	54,613,827	1,185,780	–
- MSMEs	799,666,986	721,881,945	77,312,150	472,891
Retail	4,012,129,891	3,832,744,831	178,275,777	1,109,283
- Advances	21,153,410	20,064,662	1,084,160	4,588
- Credit cards	3,985,933,889	3,808,755,235	176,154,853	1,023,801
- Mortgages	5,006,620	3,888,962	1,036,764	80,894
- Receivables from financial leases	35,972	35,972	–	–
Total loan commitments and financial guarantees	5,695,811,923	5,353,690,345	340,349,622	1,771,956

Total credit risk exposure	28,583,333,619	26,389,844,526	1,446,028,615	747,460,478

Credit risk exposure	December 31, 2024	Stage 1	Stage 2	Stage 3
Cash and cash equivalents	1,370,888,970	1,370,888,970	–	–
Financial assets at amortized cost	11,017,343,395	10,110,314,251	758,618,841	148,410,303
Debt securities	210,350,998	–	210,350,998	–
Wholesale	6,865,239,837	6,649,587,281	195,429,532	20,223,024
- Business	2,208,459,399	2,140,653,711	61,260,474	6,545,214
- Corporate and Investment Banking	2,270,773,592	2,205,478,999	65,293,997	596
- Institutional and international	497,493,720	493,570,415	3,894,438	28,867
- MSMEs	1,209,424,341	1,130,795,371	64,980,623	13,648,347
- Others	679,088,785	679,088,785	–	–
Retail	3,941,752,560	3,460,726,970	352,838,311	128,187,279
- Advances	4,182,618	1,318,251	547,236	2,317,131
- Credit cards	2,390,121,502	2,148,914,478	178,415,808	62,791,216
- Personal loans	858,382,014	736,081,258	73,158,581	49,142,175
- Pledge loans	324,708,010	313,982,783	7,385,190	3,340,037
- Mortgages	356,644,536	254,440,611	91,801,813	10,402,112
- Receivables from financial leases	5,608,471	3,884,180	1,529,683	194,608
- Others	2,105,409	2,105,409	–	–
Financial assets at fair value through other comprehensive income	3,238,293,701	98,205,541	3,140,088,160	–
Debt securities	3,238,293,701	98,205,541	3,140,088,160	–
Total financial assets risk	15,626,526,066	11,579,408,762	3,898,707,001	148,410,303

Loan commitments and financial guarantees
Wholesale	848,244,736	796,726,607	51,343,556	174,573
- Business	166,309,912	152,061,782	14,236,317	11,813
- Corporate and Investment Banking	213,972,339	201,230,923	12,741,407	9
- Institutional and international	160,667,797	159,500,964	1,166,833	–
- MSMEs	307,294,688	283,932,938	23,198,999	162,751
Retail	3,718,514,157	3,558,647,719	158,791,849	1,074,589
- Advances	19,505,505	18,853,816	647,748	3,941
- Credit cards	3,692,994,531	3,535,716,868	156,380,250	897,413
- Mortgages	5,106,104	3,177,409	1,755,503	173,192
- Receivables from financial leases	908,017	899,626	8,348	43
Total loan commitments and financial guarantees	4,566,758,893	4,355,374,326	210,135,405	1,249,162

Total credit risk exposure	20,193,284,959	15,934,783,088	4,108,842,406	149,659,465

Summary of Credit Quality of Assets
The Group’s credit quality analysis of financial assets under IFRS 9 with risk allocation as of December 31, 2025 and 2024 is provided below:

Credit quality analysis	December 31, 2025	Stage 1	Stage 2	Stage 3
Cash and cash equivalents
- Low risk (PD < 2.3%)	3,423,939,785	3,423,939,785	–	–
Total cash and cash equivalents	3,423,939,785	3,423,939,785	–	–
Wholesale
- Low risk (PD < 4%)	11,331,047,001	10,830,957,606	500,089,395	–
- Medium risk (PD ≥ 4% to < 24%)	270,964,230	175,124,189	95,840,041	–
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	25,697,754	25,697,754	–	–
- Non performing (PD = 100% or Individually Stage 3)	155,342,846	–	–	155,342,846
Total wholesale	11,783,051,831	11,031,779,549	595,929,436	155,342,846
Retail
- Low risk (PD < 2.3%)	7,158,411,678	6,954,353,217	204,058,461	–
- Medium risk (PD ≥ 2.3% to < 29%)	1,811,681,952	1,288,504,502	523,177,450	–
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	145,912,938	23,049,670	122,863,268	–
- Non performing (PD = 100% or Individually Stage 3)	592,117,632	–	–	592,117,632
Total retail	9,708,124,200	8,265,907,389	850,099,179	592,117,632
Debt securities
- BCRA securities (B+)	35,273,203	35,273,203	–	–
- Government securities (B-)	3,589,801,816	3,589,801,816	–	–
- Corporate bonds (B)	4,846,723	4,846,723	–	–
- Corporate bonds (B+)	3,353,010	3,353,010	–	–
- Corporate bonds (BB-)	7,599,602	7,599,602	–	–
- Corporate bonds (BB)	27,343,449	27,343,449	–	–
Total debt securities	3,668,217,803	3,668,217,803	–	–

Total credit risk exposure	28,583,333,619	26,389,844,526	1,446,028,615	747,460,478

Credit quality analysis	December 31, 2024	Stage 1	Stage 2	Stage 3
Cash and cash equivalents
- Low risk (PD < 2.3%)	1,370,888,970	1,370,888,970	–	–
Total cash and cash equivalents	1,370,888,970	1,370,888,970	–	–
Wholesale
- Low risk (PD < 4%)	6,934,810,219	6,793,661,874	141,148,345	–
- Medium risk (PD ≥ 4% to < 24%)	567,154,530	483,641,140	83,513,390	–
- High risk (PD ≥ 24% to < 100% or Individually Stage 2)	191,122,227	169,010,874	22,111,353	–
- Non performing (PD = 100% or Individually Stage 3)	20,397,597	–	–	20,397,597
Total wholesale	7,713,484,573	7,446,313,888	246,773,088	20,397,597
Retail
- Low risk (PD < 2.3%)	5,911,490,874	5,726,712,819	184,778,055	–
- Medium risk (PD ≥ 2.3% to < 29%)	1,556,241,652	1,277,569,489	278,672,163	–
- High risk (PD ≥ 29% to < 100% or Individually Stage 2)	63,272,323	15,092,381	48,179,942	–
- Non performing (PD = 100% or Individually Stage 3)	129,261,868	–	–	129,261,868
Total retail	7,660,266,717	7,019,374,689	511,630,160	129,261,868
Debt securities
- BCRA securities (B)	48,802,895	48,802,895	–	–
- Government securities (CCC+)	3,350,439,283	125	3,350,439,158	–
- Corporate bonds (B)	6,928,150	6,928,150	–	–
- Corporate bonds (BB-)	41,891,617	41,891,617	–	–
- Corporate bonds (BB)	582,754	582,754	–	–
Total debt securities	3,448,644,699	98,205,541	3,350,439,158	–

Total credit risk exposure	20,193,284,959	15,934,783,088	4,108,842,406	149,659,465

Summary of Net Credit Risk Exposure Explanatory	In order to mitigate credit risk, the following table shows the net credit risk exposure as of December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Maximum exposure to credit risk	28,583,333,619	20,193,284,959
Collateral held or other credit enhancements	(5,453,665,758)	(3,743,925,586)
Total net credit risk exposure	23,129,667,861	16,449,359,373

Summary of Refinanced Assets	The following table provides information about the Group's refinanced assets:

	December 31, 2025	December 31, 2024
Refinanced assets	207,504,719	34,120,384
Allowances for ECL	(83,111,061)	(20,686,690)

Summary of Refinanced Assets and Related Modifications
The table below includes Stage 2 and Stage 3 assets that were refinanced during the period, with the related modification loss suffered by the Group:

	December 31, 2025	December 31, 2024
Additions of financial assets at amortized cost modified during the period	212,660,958	26,296,926
Net modification loss	(13,232,887)	(907,605)

Summary of Gross Carrying Amount of Modified Financial Assets
The table below shows the gross carrying amount of modified financial assets for which loss allowance has changed to 12-month ECL measurement during the period:

	Post modification
December 31, 2025	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	809,684	4,819
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	12,871	2,970

	Post modification
December 31, 2024	Gross carrying amount	ECL
Financial assets that have cured since modification and are now measured using 12-month ECL (Stage 1)	123,918	1,806
Financial assets that reverted to (Stage 2/3) lifetime ECL having once cured	173,416	8,161

Summary of Evolution of Total VaR
The following tables show the trading portfolio total VaR and VaR per risk factors based on daily VaR information:
VaR (in millions of pesos)

	Year ended December 31, 2025	Year ended December 31, 2024
Average	5,873.21	2,735.59
Minimum	1,489.36	273.39
Maximum	15,431.65	9,720.95
Closing	4,138.31	3,907.74
VaR per risk factors – (in millions of pesos)

VaR interest rate	Year ended December 31, 2025	Year ended December 31, 2024
Average	5,699.38	2,736.58
Minimum	1,477.68	257.73
Maximum	14,558.89	9,715.07
Closing	3,794.46	3,911.14

VaR foreign exchange rate	Year ended December 31, 2025	Year ended December 31, 2024
Average	964.31	29.30
Minimum	4.68	3.59
Maximum	6,967.57	123.48
Closing	862.53	16.21

Summary of Position in Foreign Currency
The position in foreign currency is shown below:

	Total as of December 31, 2025	As of December 31, 2025 (per currency)				Total as of December 31, 2024
		US Dollar	Euro	Real	Other
ASSETS
Cash and cash equivalents	3,492,219,572	3,392,480,321	92,733,168	599,767	6,406,316	3,086,067,962
Financial assets at fair value through profit or loss - Debt securities	16,530,479	16,530,479	—	—	—	87,110
Other financial assets	180,330,133	180,139,076	191,057	—	—	147,602,744
Loans and advances	3,358,356,788	3,352,145,986	6,209,497	—	1,305	1,691,501,228
Financial assets at fair value through other comprehensive income - Debt securities	41,107,912	41,107,912	—	—	—	94,538,390
Financial assets at fair value through other comprehensive income - Equity instruments	1,374,295	1,310,020	64,275	—	—	1,013,562
TOTAL ASSETS	7,089,919,179	6,983,713,794	99,197,997	599,767	6,407,621	5,020,810,996
LIABILITIES
Deposits	6,370,293,191	6,304,656,692	65,636,499	—	—	4,730,063,263
Other financial liabilities	216,019,366	206,008,599	7,293,367	—	2,717,400	242,839,531
Bank loans	308,740,126	303,019,656	5,720,470	—	—	57,595,808
Debt securities issued	253,939,387	253,939,387	—	—	—	—
Other liabilities	98,467,831	60,561,743	37,906,088	—	—	101,817,914
TOTAL LIABILITIES	7,247,459,901	7,128,186,077	116,556,424	—	2,717,400	5,132,316,516
NET ASSETS / (LIABILITIES)	(157,540,722)	(144,472,283)	(17,358,427)	599,767	3,690,221	(111,505,520)

Summary of Sensitivity of the Economic Value SEV
The following table shows the sensitivity of the economic value (SEV), to +100 basis points variation presented as a proportion of Core Capital:
SEV +100 bps

	December 31, 2025	December 31, 2024
Closing	1.95%	0.94%
Minimum	0.07%	0.30%
Maximum	2.00%	0.94%
Average	0.32%	0.63%

Summary of Sensitivity of the Financial Margin SFM
The following table shows the sensitivity of the financial margin (SFM), to -100 basis points variation presented as a percentage of 12-month forecast net interest income:
SFM -100 bps

	December 31, 2025	December 31, 2024
Closing	5.90%	0.77%
Minimum	0.17%	0.11%
Maximum	5.90%	0.77%
Average	2.86%	0.44%

Summary of Progress of LtSCD Ratios	Below are the Bank’s LtSCD ratios as of the dates indicated:

	December 31, 2025	December 31, 2024
LtSCD Closing	96.0%	88.9%
Max	99.1%	88.9%
Min	87.3%	57.7%
Avg	95.2%	74.6%

Summary of Progress of LCR Ratios	Below are the Bank’s LCR ratios as of the dates indicated:

	December, 2025	December, 2024
LCR Closing	128%	141%
Max	151%	246%
Min	107%	137%
Avg	129%	176%

Summary of Concentration of Deposits
The following chart shows the concentration of deposits as of December 31, 2025 and 2024:

	December 31, 2025		December 31, 2024
Number of customers	Debt balance	% over total portfolio	Debt balance	% over total portfolio
10 largest customers	3,641,133,519	21.16%	2,259,475,887	17.30%
50 following largest customers	2,570,917,567	14.94%	1,900,087,650	14.55%
100 following largest customers	972,400,381	5.65%	602,987,444	4.62%
Rest of customers	10,020,624,599	58.25%	8,299,748,295	63.53%
TOTAL	17,205,076,066	100.00%	13,062,299,276	100.00%

Summary of Breakdown by Contractual Maturity of Financial Liabilities
The following chart shows the breakdown by contractual maturity of loans and advances, other financing and financial liabilities considering the total amounts to their due date, as of December 31, 2025 and 2024:

	Assets (1)		Liabilities (1)
	December 31, 2025	December 31, 2024	December 31, 2025	December 31, 2024
Up to 1 month (2)	6,189,674,511	3,974,689,749	18,564,919,980	13,797,842,208
From more than 1 month to 3 month	2,438,165,182	1,976,792,611	1,572,319,370	845,486,258
From more than 3 month to 6 month	2,584,728,597	1,565,403,247	713,844,450	388,214,630
From more than 6 month to 12 month	1,904,354,943	1,176,238,609	319,558,795	282,313,868
From more than 12 month to 24 month	1,954,492,709	1,316,221,532	145,030,623	36,342,203
More than 24 months	3,414,768,250	2,450,183,523	30,985,830	27,322,824
TOTAL	18,486,184,192	12,459,529,271	21,346,659,048	15,377,521,991
(1)These figures includes expected interest amounts. For floating rate instruments such interest amounts were calculated using interest rate prevailing at the end of each period.
(2)The Bank has liquid assets such as cash and cash equivalents (Note 4) and short term loans (Note 6.2), among others, to settle its liabilities. As of December 31, 2024, it also had BCRA liquidity bills (Note 7.1).
Additionally, the Bank has issued financial guarantees and loan commitments which may require outflows on demand.

Financial guarantees and loan commitments	December 31, 2025	December 31, 2024
Up to 1 month	18,104,559,838	15,713,865,712
From more than 1 month to 3 month	57,849,485	35,411,821
From more than 3 month to 6 month	69,497,625	31,396,859
From more than 6 month to 12 month	19,025,685	141,633,595
From more than 12 month to 24 month	61,370,934	104,586,912
More than 24 months	10,996,922	13,634,235
TOTAL	18,323,300,489	16,040,529,134

Summary of Breakdown by Product of Financial Liabilities
The following chart shows financial guarantees and loan commitments by product.

Financial guarantees and loan commitments	December 31, 2025	December 31, 2024
Credit card balances not used	17,153,672,029	14,971,767,002
Revocable agreed current account advances	894,937,573	604,197,584
Guarantees granted	105,504,066	167,423,407
Liabilities related to foreign trade transactions	68,137,188	74,040,184
Secured loans	66,502,691	79,725,158
Overdrafts and receivables not used	34,546,942	143,375,799
TOTAL	18,323,300,489	16,040,529,134

Summary of Financial Assets and Liabilities Expected to be Collected or Paid Twelve Months After the End of the Reporting Period
The amounts of the Bank’s financial assets and liabilities, which were expected to be collected or paid twelve months after the closing date as of December 31, 2025 and 2024 are set forth below:

	December 31, 2025	December 31, 2024
Financial assets
Loans and advances	5,369,260,959	3,766,405,055
Debt securities	6,955,263,353	885,508,712
Other financial assets	52,290,586	33,883,226
Total	12,376,814,898	4,685,796,993
Financial liabilities
Other financial liabilities	32,871,639	31,479,816
Bank loans	101,360,375	23,838,397
Deposits	4,594,063	4,229
Debt securities	37,190,376	8,342,585
Total	176,016,453	63,665,027